Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Short Term Borrowings
	December 31,
	2018	2019
	(in thousands)
Unsecured borrowings	$546,472	1,725,602
Unused credit facilities	$43,533,037	37,982,721
Interest rate range	2.54%~ 4.35%	1.20%~ 4.35%